Harbor ETF Trust

Supplement to Prospectus dated March 1, 2023
Harbor Corporate Culture Leaders ETF
Harbor Corporate Culture ETF
August 22, 2023
Harbor ETF Trust’s Board of Trustees has approved name changes from: 1) Harbor Corporate Culture Leaders ETF to Harbor Human Capital Factor Unconstrained ETF; and 2) Harbor Corporate Culture ETF to Harbor Human Capital Factor US Large Cap ETF. The name changes are effective September 5, 2023.
Investors Should Retain This Supplement For Future Reference
S0823.P.ETF.HAPY.HAPI